Not FDIC Insured May Lose Value No Bank Guarantee
TGIT-Q3PH

Schedules of Investments
(unaudited)
Franklin Templeton SMACS: Series EM 2
Templeton Emerging Markets Small Cap Fund 4
Notes to Schedules of Investments 8

Templeton Global Investment Trust
Schedule of Investments (unaudited), May 31, 2023
Franklin Templeton SMACS: Series EM
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 100.4%
Brazil 0.1%
TOTVS SA ..................... Software 131 $ 743
Cambodia 0.6%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 8,440 5,283
China 17.8%
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., A ........... Construction Materials 1,780 6,573
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 51,850 19,926
China Merchants Bank Co. Ltd., A .... Banks 8,478 38,514
China Resources Cement Holdings Ltd. Construction Materials 21,612 7,871
China Resources Land Ltd. ......... Real Estate Management & Development 985 3,687
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 8,558 5,388
b
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 5,063 2,738
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 6,248 35,957
Haier Smart Home Co. Ltd., D ....... Household Durables 5,873 7,030
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 5,214 7,069
Ping An Bank Co. Ltd., A ........... Banks 5,362 8,757
a
Uni -President China Holdings Ltd. .... Food Products 18,509 16,086
159,596
Hungary 2.4%
Richter Gedeon Nyrt . ............. Pharmaceuticals 856 21,581
India 10.7%
a
ACC Ltd. ....................... Construction Materials 384 8,245
Bajaj Holdings & Investment Ltd. ..... Financial Services 190 16,681
HDFC Bank Ltd. ................. Banks 1,647 31,998
Hindalco Industries Ltd. ............ Metals & Mining 1,357 6,647
a
One 97 Communications Ltd. ....... Financial Services 1,534 12,926
a
PB Fintech Ltd. .................. Insurance 645 4,719
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 17,747 14,792
96,008
Indonesia 1.7%
Astra International Tbk . PT ......... Industrial Conglomerates 35,148 15,100
Mexico 0.4%
a,b
Nemak SAB de CV, 144A, Reg S .... Automobile Components 15,599 3,651
Philippines 1.1%
BDO Unibank , Inc. ............... Banks 4,083 9,858
South Africa 1.1%
Netcare Ltd. .................... Health Care Providers & Services 14,481 10,073
South Korea 39.9%
Doosan Bobcat, Inc. .............. Machinery 472 19,054
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 525 14,421
Hankook Tire & Technology Co. Ltd. .. Automobile Components 103 2,684
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 323 10,074
LG Chem Ltd. ................... Chemicals 15 7,845
LG Corp. ....................... Industrial Conglomerates 762 49,594
NAVER Corp. ................... Interactive Media & Services 377 56,791
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,066 111,234
Samsung Life Insurance Co. Ltd. ..... Insurance 799 40,054

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 11 .
a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 37 $ 20,058
Soulbrain Co. Ltd. ................ Chemicals 139 24,214
356,023
Taiwan 19.8%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 3,108 10,756
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 2,472 60,763
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,503 99,620
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 312 5,143
176,282
Thailand 3.9%
Kasikornbank PCL ............... Banks 5,536 20,654
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 25,454 6,045
Thai Beverage PCL ............... Beverages 19,273 7,977
34,676
United Arab Emirates 0.9%
Emirates Central Cooling Systems Corp. Water Utilities 16,540 7,701
Total Common Stocks (Cost $1,025,955) .......................................
896,575
Short Term Investments 3.0%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.0%
United States 3.0%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio, 4.621% ......... 26,821 26,821
Total Money Market Funds (Cost $26,821) ......................................
26,821
a a a a a
Total Short Term Investments (Cost $26,821 ) ...................................
26,821
a a a
Total Investments (Cost $1,052,776) 103.4% ....................................
$923,396
Other Assets, less Liabilities (3.4)% ...........................................
(30,656)
Net Assets 100.0% ...........................................................
$892,740
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $6,389, representing 0.7% of net assets.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Schedule of Investments (unaudited), May 31, 2023
Templeton Emerging Markets Small Cap Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 93.0%
Brazil 2.3%
Arezzo Industria e Comercio SA ..... Textiles, Apparel & Luxury Goods 265,999 $ 3,869,181
a
Dexco SA ...................... Paper & Forest Products 1,551,585 2,707,560
Grendene SA ................... Textiles, Apparel & Luxury Goods 1,174,611 1,611,991
8,188,732
Cambodia 0.8%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 4,393,448 2,750,318
Chile 0.9%
Aguas Andinas SA, A ............. Water Utilities 9,806,183 3,196,070
China 9.5%
Asia Cement China Holdings Corp. ... Construction Materials 3,155,500 1,362,049
a,b
Baozun, Inc., ADR ................ Broadline Retail 312,447 1,227,917
Chervon Holdings Ltd. ............. Household Durables 657,700 2,883,281
c
China Education Group Holdings Ltd.,
Reg S ....................... Diversified Consumer Services 2,602,300 2,111,560
a,b
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 191,357 6,879,284
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 3,162,449 4,287,825
Huaxin Cement Co. Ltd., H ......... Construction Materials 2,054,694 1,668,194
c
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 2,634,676 2,581,630
Longshine Technology Group Co. Ltd., A Software 1,270,164 3,625,838
a,c
Luye Pharma Group Ltd., 144A, Reg S Pharmaceuticals 2,104,038 938,307
a,c
Mobvista, Inc., 144A, Reg S ........ Media 2,333,422 1,103,297
a,b
Noah Holdings Ltd., ADR .......... Capital Markets 121,040 1,878,541
a
Uni-President China Holdings Ltd. .... Food Products 3,554,571 3,089,149
33,636,872
Georgia 0.7%
a
Georgia Capital plc ............... Capital Markets 245,985 2,508,739
Hong Kong 2.8%
Luk Fook Holdings International Ltd. .. Specialty Retail 1,244,761 3,399,640
Pacific Basin Shipping Ltd. ......... Marine Transportation 22,978,240 6,713,540
10,113,180
Hungary 2.4%
Richter Gedeon Nyrt. ............. Pharmaceuticals 337,019 8,496,871
India 24.9%
a
Affle India Ltd. ................... Media 428,964 4,966,978
Ajanta Pharma Ltd. ............... Pharmaceuticals 176,143 2,784,351
Bajaj Holdings & Investment Ltd. ..... Financial Services 232,776 20,436,500
City Union Bank Ltd. .............. Banks 2,400,814 3,628,350
Dalmia Bharat Ltd. ............... Construction Materials 354,006 9,113,649
EPL Ltd. ....................... Containers & Packaging 1,617,896 3,542,085
Federal Bank Ltd. ................ Banks 6,764,851 10,230,490
a,b
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 212,059 5,528,378
a
Max Financial Services Ltd. ......... Insurance 365,708 3,121,495
a
One 97 Communications Ltd. ....... Financial Services 384,601 3,240,753
a
PB Fintech Ltd. .................. Insurance 709,823 5,192,732
Redington Ltd. .................. Electronic Equipment, Instruments &
Components 4,101,977 8,631,720
Tata Consumer Products Ltd. ....... Food Products 203,974 1,968,646
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 7,013,475 5,845,642
88,231,769

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Kazakhstan 0.6%
c
Halyk Savings Bank of Kazakhstan JSC,
GDR, Reg S .................. Banks 166,691 $ 2,140,312
Mexico 1.7%
Bolsa Mexicana de Valores SAB de CV Capital Markets 2,928,266 6,180,316
Peru 1.6%
Intercorp Financial Services, Inc. ..... Banks 264,348 5,617,395
Philippines 3.8%
Century Pacific Food, Inc. .......... Food Products 13,550,000 5,613,479
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 2,261,974 7,826,430
13,439,909
Saudi Arabia 0.8%
Mouwasat Medical Services Co. ..... Health Care Providers & Services 47,834 2,868,702
South Africa 1.1%
Netcare Ltd. .................... Health Care Providers & Services 5,564,266 3,870,460
South Korea 10.7%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 258,549 7,102,019
Hankook Tire & Technology Co. Ltd. .. Automobile Components 70,000 1,824,149
a
Hugel, Inc. ..................... Biotechnology 56,776 4,671,351
L&F Co. Ltd. .................... Electronic Equipment, Instruments &
Components 29,824 6,060,751
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 36,958 3,620,074
Lock&Lock Co. Ltd. ............... Household Durables 399,574 1,770,966
LX Semicon Co. Ltd. .............. Semiconductors & Semiconductor Equipment 45,010 3,946,272
NeoPharm Co. Ltd. ............... Personal Care Products 943 14,366
Shin Heung Energy & Electronics Co.
Ltd. ......................... Electrical Equipment 32,891 1,146,966
Soulbrain Co. Ltd. ................ Chemicals 27,302 4,756,021
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 106,067 2,609,320
Zinus, Inc. ...................... Household Durables 23,373 533,255
38,055,510
Switzerland 2.2%
a,c
Wizz Air Holdings plc, 144A, Reg S ... Passenger Airlines 220,220 7,649,377
Taiwan 17.1%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 186,082 2,829,839
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 1,499,838 5,669,532
Merida Industry Co. Ltd. ........... Leisure Products 1,239,613 7,831,057
momo.com, Inc. ................. Broadline Retail 307,942 6,983,186
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 750,000 10,357,595
Poya International Co. Ltd. ......... Broadline Retail 391,729 6,789,137
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 1,626,472 3,415,277
Shin Zu Shing Co. Ltd. ............ Machinery 1,253,807 3,805,003
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 4,477,445 9,305,140
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 1,112,846 3,773,847
60,759,613
Thailand 2.6%
Dynasty Ceramic PCL ............. Building Products 28,599,840 1,648,643
Major Cineplex Group PCL ......... Entertainment 6,139,300 2,741,084

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand (continued)
Tisco Financial Group PCL ......... Banks 1,803,350 $ 5,015,087
9,404,814
United Arab Emirates 0.7%
a
ADNOC Logistics & Services ........ Marine Transportation 219,424 120,080
Americana Restaurants International plc Hotels, Restaurants & Leisure 1,457,714 1,526,901
Emirates Central Cooling Systems Corp. Water Utilities 2,026,297 943,388
2,590,369
Vietnam 5.8%
FPT Corp. ...................... IT Services 2,919,379 10,447,208
Hoa Phat Group JSC ............. Metals & Mining 2,116,891 1,908,758
Mobile World Investment Corp. ...... Specialty Retail 3,317,700 5,531,810
a
Vincom Retail JSC ............... Real Estate Management & Development 2,195,854 2,530,389
20,418,165
Total Common Stocks (Cost $305,359,795) .....................................
330,117,493
a
Preferred Stocks 3.1%
Brazil 1.6%
d
Bradespar SA, 9.63% ............. Metals & Mining 1,323,067 5,554,140
Chile 1.5%
d
Embotelladora Andina SA, A, 8.14% .. Beverages 1,250,500 2,598,940
d
Embotelladora Andina SA, B, 7.28% .. Beverages 1,043,125 2,665,747
5,264,687
Total Preferred Stocks (Cost $15,161,654) ......................................
10,818,827
Total Long Term Investments (Cost $320,521,449) ...............................
340,936,320
Short Term Investments 4.6%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 4.6%
United States 4.6%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 4.621% ......... 16,173,018 16,173,018
Total Money Market Funds (Cost $16,173,018) ..................................
16,173,018
a a a a a
Total Short Term Investments (Cost $16,173,018 ) ................................
16,173,018
a a a
Total Investments (Cost $336,694,467) 100.7% ..................................
$357,109,338
Other Assets, less Liabilities (0.7)% ...........................................
(2,179,621)
Net Assets 100.0% ...........................................................
$354,929,717
a a a

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 11 .
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2023.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $16,524,483, representing 4.7% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, two of which are included in this report (Funds). The
Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S.Generally Accepted Accounting Principles (U.S.GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds’ administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2023, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series EM
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.621% $ 72,154 $ 255,982 $ (301,315) $ — $ — $ 26,821 26,821 $ 773
Total Affiliated Securities ... $72,154 $255,982 $(301,315) $— $— $26,821 $773
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.621% $10,045,248 $80,246,718 $ (74,118,948) $— $— $16,173,018 16,173,018 $280,060
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.621% $— $1,758,753 $(1,758,753) $— $— $— — $5,288
Total Affiliated Securities ... $10,045,248 $82,005,471 $(75,877,701) $— $— $16,173,018 $285,348
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2023, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series EM
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 743 $ — $ — $ 743
Cambodia ............................ — 5,283 — 5,283
China ............................... 7,030 152,566 — 159,596
Hungary ............................. — 21,581 — 21,581
India ................................ — 96,008 — 96,008
Indonesia ............................ — 15,100 — 15,100
Mexico .............................. 3,651 — — 3,651
Philippines ............................ — 9,858 — 9,858
South Africa ........................... 10,073 — — 10,073
South Korea .......................... — 356,023 — 356,023
Taiwan ............................... — 176,282 — 176,282
Thailand ............................. — 34,676 — 34,676
United Arab Emirates .................... 7,701 — — 7,701
Short Term Investments ................... 26,821 — — 26,821
Total Investments in Securities ........... $56,019 $867,377
a
$— $923,396
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ 8,188,732 — — 8,188,732
Cambodia ............................ — 2,750,318 — 2,750,318
Chile ................................ 3,196,070 — — 3,196,070
China ............................... 11,347,791 22,289,081 — 33,636,872
Georgia .............................. 2,508,739 — — 2,508,739
Hong Kong ........................... — 10,113,180 — 10,113,180
Hungary ............................. — 8,496,871 — 8,496,871
India ................................ 5,528,378 82,703,391 — 88,231,769
Kazakhstan ........................... 2,140,312 — — 2,140,312
Mexico .............................. 6,180,316 — — 6,180,316
Peru ................................ 5,617,395 — — 5,617,395
Philippines ............................ 5,613,479 7,826,430 — 13,439,909
Saudi Arabia .......................... — 2,868,702 — 2,868,702
South Africa ........................... 3,870,460 — — 3,870,460
South Korea .......................... — 38,055,510 — 38,055,510
Switzerland ........................... — 7,649,377 — 7,649,377
Taiwan ............................... — 60,759,613 — 60,759,613
Thailand ............................. 1,648,643 7,756,171 — 9,404,814
United Arab Emirates .................... 943,388 1,646,981 — 2,590,369
Vietnam .............................. — 20,418,165 — 20,418,165
Preferred Stocks ........................ 10,818,827 — — 10,818,827
Short Term Investments ................... 16,173,018 — — 16,173,018
Total Investments in Securities ........... $83,775,548 $273,333,790
b
$— $357,109,338
4. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
a
Includes foreign securities valued at $867,377, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $273,213,710, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.